Intangible Assets, Net - Schedule of Intangible Assets (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Wells unassigned to a reserve:
Balance at the beginning of the year	$ 30,024,934
Balance at the end of the period	26,131,135
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the year	28,388,655	$ 18,639,136
Additions to construction in progress	27,700,872	22,076,678
Transfers against expenses	(19,053,508)	(6,004,297)
Transfers against fixed assets	(12,426,889)	(8,128,832)
Balance at the end of the period	$ 24,609,130	$ 26,582,685